Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
On July 9, 2012, we announced our CCIP to accelerate our development of EUV technology beyond the current generation and our development of future 450mm silicon wafer technology. One of the Participating Customers, Intel, agreed to fund EUR 829 million for our R&D projects. In addition Intel also agreed to invest in ordinary shares equal to 15 percent of our issued share capital (calculated giving effect to our synthetic share buyback in November 2012). Due to the equity investment, Intel is considered a related party of ASML as of July 9, 2012.
The total net sales and the net outstanding liability to Intel (and its affiliates) were as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR
Total net sales to Intel	494,659	1,007,603	618,069
Net outstanding liability to Intel	182,336	386,824	700,156

There have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any other significant shareholder, and any director or officer or any relative or spouse thereof other than ordinary course compensation arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof.